Revenues and Contract Costs - Schedule of Receivables from Contracts with Customers (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Receivables	$ 12,078	$ 12,104	$ 12,073
Device payment plan agreement receivables	$ 11,741	$ 8,940	$ 1,461